FAIR VALUE MEASUREMENTS - Company's assets and liabilities that are measured at fair value on a recurring basis (Details) - Recurring - Spring Valley Acquisition III - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Level 1
FAIR VALUE MEASUREMENTS
Investments held in Trust Account - U.S. Treasury Securities Money Market Fund	$ 236,690,350	$ 232,809,646
Level 3
FAIR VALUE MEASUREMENTS
Subscription agreement liability	$ 21,975,641